CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Allowance for doubtful accounts	$ 1,200	$ 1,200	$ 1,200
Accounts payable due to related parties	$ 9,600	$ 10,000	10,000
Secured convertible debt, net of discount			$ 234,200
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	2,528,061	1,941,061	512,405
Common stock, outstanding	2,528,061	1,941,061	512,405
Eleven Accredited Investors [Member]
Secured convertible debt, net of discount		$ 0	$ 24,300
Management [Member]
Secured convertible debt, net of discount		$ 0	$ 209,900